Financial instruments and risk management (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Gains (losses) recognized in equity valuation adjustments	R$ 282,593	R$ 434,538	R$ (766,102)
Current derivative financial liabilities	519
Non-current derivative financial liabilities	17
Aircraft fuel	(6,288,371)	(2,631,900)	(2,025,701)
Aircraft Fuel - Operating Costs [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	6,890	34,166
Gains (losses) recognized in income (expenses)
Gains (losses) recognized in equity valuation adjustments	(38,100)	98,821
Settlements (payments received) during the year	53,465	(126,097)
Rights (obligations) with derivatives as of beginning	22,255	6,890	34,166
Derivative assets - Current	9,248
Derivative assets - Noncurrent	13,006
Balances as of ending	(9,228)	(164,789)
Fair value adjustments during the year	(38,100)	98,821
Net reversal to income (expenses)	47,328	56,740
Balances as of ending		(9,228)	(164,789)
Effects on income (expenses)	(47,328)
Aircraft fuel	(9,228)
Financial results - Derivative financial instruments	(38,100)
Interest Rate Derivative Contracts [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning
Gains (losses) recognized in income (expenses)	(688)
Settlements (payments received) during the year	152
Rights (obligations) with derivatives as of beginning	(536)
Current derivative financial liabilities	(519)
Non-current derivative financial liabilities	(17)
Balances as of ending	(296,829)	(303,207)
Net reversal to income (expenses)	6,280	6,378
Balances as of ending	(290,549)	(296,829)	(303,207)
Effects on income (expenses)	(6,968)
Financial results - Derivative financial instruments	(6,968)
Foreign Currency Derivatives [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning		1,683
Gains (losses) recognized in income (expenses)	417	635
Settlements (payments received) during the year	(417)	(2,318)
Rights (obligations) with derivatives as of beginning			1,683
Effects on income (expenses)	417
Financial results - Derivative financial instruments	417
Capped Call [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	107,170	87,663
Gains (losses) recognized in income (expenses)	(100,168)	19,507
Rights (obligations) with derivatives as of beginning	7,002	107,170	87,663
Derivative assets - Current	7,002
Effects on income (expenses)	(100,168)
Financial results - Derivative financial instruments	(90,601)
Financial results - Monetary and foreign exchange variations	(9,567)
Exchangeable Senior Notes [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	(162,568)	(346,030)
Gains (losses) recognized in income (expenses)	144,815	183,462
Rights (obligations) with derivatives as of beginning	(17,753)	(162,568)	(346,030)
Loans and financing	(17,753)
Effects on income (expenses)	144,815
Financial results - Derivative financial instruments	132,626
Financial results - Monetary and foreign exchange variations	12,189
Hedging Instruments 1 [Member]
IfrsStatementLineItems [Line Items]
Rights (obligations) with derivatives as of beginning	(48,508)	(222,518)
Gains (losses) recognized in income (expenses)	44,376	203,604
Gains (losses) recognized in equity valuation adjustments	(38,100)	98,821
Settlements (payments received) during the year	53,200	(128,415)
Rights (obligations) with derivatives as of beginning	10,968	(48,508)	(222,518)
Derivative assets - Current	16,250
Derivative assets - Noncurrent	13,006
Loans and financing	(17,753)
Current derivative financial liabilities	(519)
Non-current derivative financial liabilities	(17)
Balances as of ending	(918,801)	(1,311,076)
Fair value adjustments during the year	(38,100)	98,821
Adjustments of hedge accounting of revenue	175,675	222,873
Net reversal to income (expenses)	167,873	70,581
Balances as of ending	(613,353)	(918,801)	(1,311,076)
Effects on income (expenses)	(299,172)
Net revenue	(119,180)
Aircraft fuel	(9,228)
Financial results - Derivative financial instruments	(2,626)
Financial results - Monetary and foreign exchange variations	(168,138)
Revenue Hedge [Member]
IfrsStatementLineItems [Line Items]
Balances as of ending	(612,744)	(843,080)
Adjustments of hedge accounting of revenue	175,675	222,873
Net reversal to income (expenses)	114,265	7,463
Balances as of ending	(322,804)	R$ (612,744)	R$ (843,080)
Effects on income (expenses)	(289,940)
Net revenue	(119,180)
Financial results - Monetary and foreign exchange variations	R$ (170,760)